Inventories, net	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Inventories, net

Note 4

Inventories, net:

	December 31,
	2016	2015
Raw materials and work-in-process	$1,968	$4,236
Finished goods	5,368	7,499
Total inventories	$7,336	$11,735
Less Assets held for sale	(7,336)	-
Total inventory	$-	$11,735

Work-in-process is immaterial given the typically short manufacturing cycle, and therefore is disclosed in conjunction with raw materials (see Note 2 regarding inventory balance classified as part of the assets held for sale as of December 31, 2016). During January 2017, all of the inventory was sold to ICTV. See Note 18.